RECLAMATION PROVISION AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RECLAMATION PROVISION AND OTHER LIABILITIES
Reclamation provision (note 6(a))	$ 101,753	$ 105,443
Long-term portion of capital lease obligations	12,108	26,184
Pension benefits	13,734	13,991
Other	140	370
Total	$ 127,735	$ 145,988